Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Concentration of Risks

For the three and nine months ended December 31, 2019, the Company’s customers that comprised more than ten percent (10%) of total revenues and accounts receivable were as follows :

PERCENTAGES

	Revenues	Accounts Receivable
For the Three Months Ended December 31, 2019
Customers:
A	27.8%	-%
B	11.2%	11.9%
C	10.8%	10.7%
D	-%	10.2%
E	-%	16.7%
	49.8%	32.8%

For the Nine Months Ended December 31, 2019
Customers:
A	15.6%	-%
B	-%	11.9%
C	15.9%	10.7%
D	13.3%	10.2%
E	-%	16.7%
	44.8%	32.8%

For the year ended March 31, 2019, and the three months ended March 31, 2018 the Company’s customers that comprised more than ten percent (10%) of total revenues and accounts receivable were as follows:

	For the Year Ended March 31, 2019		For the Three Months Ended March 31, 2018		For the Year Ended December 31, 2017
PERCENTAGES	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable

Customers:
A	24.6%	29.4%	-	-	-	-
B	19.1%	-	-	-	-	-
C	10.0%	-	35.5%	54.6%	57.8%	27.4%
D	-	19.0%	-	-	-	-
E	-	-	17.1%	12.6%	-	-
F	-	-	15.1%	-	-	-
G	-	-	-	-	-	20.4%
H	-	-	-	-	-	12.7%
	53.7%	48.4%	67.7%	67.2%	57.8%	60.5%

Schedule of Calculations of Fair Value Assumptions

We valued warrants issued for the reduction in conversion price for the conversion of Convertible Promissory Notes at the grant date of March 31, 2019 using valuation methods and assumptions that consider, among other factors, the fair value of the underlying stock, risk free interest rate, volatility, and expected life.

	March 31, 2019	March 31, 2018	December 31, 2017

Risk free interest rate	2.39%	2.05%	1.31 - 1.5%
Expected volatility	45%	195%	250%
Expected term	2.5 years	1 year	1 - 1.5 years
Expected dividend yield	0%	0%	0%

Schedule of Acquisition of Fixed Assets

In the year ended December 31, 2017, Equipment acquired in the foreclosure transaction and the patent were valued on their respective acquisition dates using fair values.

	Quoted Active Markets for Identified Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
March 31, 2019
Employee stock awards	$-	$1,172,974	$-	$1,172,974
Executive stock grant expense	-	703,030	-	703,030
SWK patent acquisition	-	-	4,624,005	4,624,005
Jagemann Munition Components acquired intangible assets	-	-	5,912,305	5,912,305
Stock and warrants issued for convertible promissory notes	-	358,800	-	358,800

March 31, 2018
Employee stock awards	$-	$482,432	$-	$482,432
Executive stock grant expense	-	106,563	-	106,563
Warrants issued for services	-	-	125,000	125,000

December 31, 2017
Common stock issued for legal, advisory and consulting fees	$-	$454,625	$-	$454,625
Employee stock awards	-	160,000	-	160,000
Common stock for licensing agreement	-	125,000	-	125,000
Patent acquisition, noncash element	-	-	750,000	750,000
Warrants issued for interest	-	-	46,188	46,188
Warrants issued for services	-	-	67,000	67,000
Assets acquired in foreclosure	-	-	543,115	543,115
Common Stock issued for prepaid legal fees	-	224,000	-	224,000